Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Sep. 11, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (In dollars per share)		$ 0.0001
Angel Studios, Inc. CIK: 0001671941
Common stock, par value (In dollars per share)	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	85,000,000		85,000,000	85,000,000
Common stock, shares issued	26,611,335		24,991,329	24,272,281
Common stock, shares outstanding	26,611,335		24,991,329	24,272,281